Equity - Compensation Awards Activity (Details) - Sunlight - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Units
Balance at the end	302,107
LTIP
Per Unit
Balance at the beginning (in dollars per unit)	$ 20.06	$ 19.54	$ 19.54
Issued (in dollars per unit)		23.62
Balance at the end (in dollars per unit)	$ 20.14	$ 20.04	$ 20.06
Units
Balance at the beginning	71,060	64,046	64,046
Issued		14,678
Balance at the end	69,398	75,273	71,060
Class C
Per Unit
Balance at the beginning (in dollars per unit)	$ 14.51	$ 14.45	$ 14.45
Issued (in dollars per unit)		23.62
Balance at the end (in dollars per unit)	$ 14.53	$ 14.49	$ 14.51
Units
Balance at the beginning	234,403	237,318	237,318
Issued		1,205
Balance at the end	232,709	236,187	234,403
C-1 Units
Units
Balance at the end	61,024
C-1 Units | LTIP
Per Unit
Converted (in dollars per unit)	$ 18.96	$ 44.16
Units
Converted	(377)	(1,017)
C-1 Units | Class C
Per Unit
Converted (in dollars per unit)	$ (16.19)	$ 21.40
Units
Converted	(181)	(823)
C-2 Units
Units
Balance at the end	16,065
C-2 Units | LTIP
Per Unit
Converted (in dollars per unit)	$ 15.64	$ 18.46
Units
Converted	(1,285)	(2,434)
C-2 Units | Class C
Per Unit
Converted (in dollars per unit)	$ 11.12	$ 11.12
Units
Converted	(1,513)	(1,513)